CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Total
Begining Balance at Dec. 31, 2021	$ 239	$ 122,698	$ 333,987	$ (1,319)	$ (39,803)	$ 415,802
Begining Balance, Shares at Dec. 31, 2021	82,978,115
Net income	$ 0	0	161,520	0	0	161,520
Other comprehensive loss, net	0	0	0	(6,174)	0	(6,174)
Share-based compensation	0	24,452	0	0	0	24,452
Repurchase of ordinary shares	$ 0	0	0	0	(42,637)	(42,637)
Repurchase of ordinary shares (Shares)	(1,077,213)
Exercise of options and vesting of RSUs	$ 2	1,653	0	0	0	1,655
Exercise of options and vesting of RSUs (Shares)	644,089
Ending Balance at Dec. 31, 2022	$ 241	148,803	495,507	(7,493)	(82,440)	554,618
Ending Balance, shares at Dec. 31, 2022	82,544,991
Net income	$ 0	0	197,919	0	0	197,919
Other comprehensive loss, net	0	0	0	5,814	0	5,814
Share-based compensation	0	23,600	0	0	0	23,600
Exercise of options and vesting of RSUs	$ 4	5,417	0	0	0	5,421
Exercise of options and vesting of RSUs (Shares)	1,437,471
Ending Balance at Dec. 31, 2023	$ 245	177,820	693,426	(1,679)	(82,440)	$ 787,372
Ending Balance, shares at Dec. 31, 2023	83,982,462					83,982,462
Net income	$ 0	0	181,275	0	0	$ 181,275
Other comprehensive loss, net	0	0	0	1,339	0	1,339
Share-based compensation	0	16,569	0	0	0	16,569
Repurchase of ordinary shares	$ 0	0	0	0	(285,385)	(285,385)
Repurchase of ordinary shares (Shares)	(16,050,000)
Exercise of options and vesting of RSUs	$ 4	2,639	0	0	0	$ 2,643
Exercise of options and vesting of RSUs (Shares)	1,626,208					1,003,409
Ending Balance at Dec. 31, 2024	$ 249	$ 197,028	$ 874,701	$ (340)	$ (367,825)	$ 703,813
Ending Balance, shares at Dec. 31, 2024	69,558,670					69,558,670